3. PREPAID EXPENSE (Details Narrative) - Quarterly Report - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Stock Issued for Consulting Services, Shares	850,000	430,000
Options Issued for Consulting Services, Options	2,050,000	1,065,000
Stock and Options Issued for Consulting Services, Value	$ 286,818	$ 782,695
Warrants Issued for Consulting Services		100,000
Compensation from Equity Issuances			$ 708,082	$ 567,573
Amortization of Prepaid Expense			593,939
Unamortized Prepaid Expenses	$ 1,045,816		$ 1,045,816		$ 196,688
Torrey Hills Capital
Stock Issued for Consulting Services, Shares			75,000
Monthly Compensation			$ 5,000
Caro Capital
Stock Issued for Consulting Services, Shares			200,000
Monthly Compensation			$ 2,000
Demeter Capital
Stock Issued for Consulting Services, Shares			100,000